SHARE CAPITAL (Disclosure of stock option and share-based payment activity) (Details)	12 Months Ended
	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares
Number [Abstract]
Balance, beginning of year | Share	7,021,667	4,775,000
Granted | Share	2,344,000	3,100,000
Exercised | Share	(673,333)	(653,333)
Expired | Share	0	(200,000)
Balance, end of year | Share	8,692,334	7,021,667
Weighted Average Exercise Price [Abstract]
Balance, beginning of year | $ / shares	$ 1.13	$ 0.55
Granted | $ / shares	4.24	1.94
Exercised | $ / shares	0.59	0.57
Expired | $ / shares	0	1.67
Balance, end of year | $ / shares	$ 2.01	$ 1.13